Operating Lease - Schedule of Operating Lease Right-of-use Assets and Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets	$ 1,950,364	$ 857,474
Operating lease liabilities, current	858,452	472,734
Operating lease liabilities, non-current	744,612	195,596
Total operating lease liabilities	$ 1,603,064	$ 668,330